Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 6,951,971	₩ 8,091,088
Cash flows	(217,061)	(1,164,282)
Newly acquired	61,187	68,938
Exchange difference	10,277	(14,269)
Fair value change	32,390	(30,702)
Scope changes	15,000	(2,206)
Other changes	(6,388)	3,404
Ending	6,847,376	6,951,971
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	6,683,662	8,120,791
Cash flows	(139,715)	(1,163,917)
Exchange difference	70,095	(221,495)
Scope changes	15,000	(2,206)
Other changes	19,252	(49,511)
Ending	6,648,294	6,683,662
Financial lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	176,878	180,714
Cash flows	(73,885)	(71,735)
Newly acquired	61,187	68,938
Other changes	(322)	(1,039)
Ending	163,858	176,878
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(7,389)	(227,318)
Cash flows	11,126	71,370
Exchange difference	(22,474)	76,552
Fair value change	(3,419)	(2,687)
Other changes	(7,687)	74,694
Ending	(29,843)	(7,389)
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	98,820	16,901
Cash flows	(14,587)
Exchange difference	(37,344)	130,674
Fair value change	35,809	(28,015)
Other changes	(17,631)	(20,740)
Ending	₩ 65,067	₩ 98,820